Share-based payments transactions - Disclosure of Indirect Measurement of Fair Value of Share Options Granted (Details) - Global Blue Management Incentive Plan - $ / shares	Feb. 22, 2024	Oct. 23, 2020	Jun. 25, 2019
SOP 2019 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (in percentage)			29.00%
Risk free interest rate (in percentage)			4.70%
Fair value at grant date (in USD per share)			$ 0.02
Weighted average share price, share options granted (in USD per share)			4.64
Share (in USD per share)			$ 10.59
SOP 2019 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (in percentage)			30.00%
Risk free interest rate (in percentage)			4.70%
Fair value at grant date (in USD per share)			$ 0.03
Weighted average share price, share options granted (in USD per share)			4.64
Share (in USD per share)			$ 10.59
SOP 2019 MOD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share (in USD per share)	$ 7.50
SOP 2019 MOD | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (in percentage)	31.00%
Risk free interest rate (in percentage)	4.60%
Fair value at grant date (in USD per share)	$ 0.29
Weighted average share price, share options granted (in USD per share)	4.64
Share (in USD per share)	$ 7.50
SOP 2019 MOD | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (in percentage)	31.00%
Risk free interest rate (in percentage)	4.40%
Fair value at grant date (in USD per share)	$ 0.42
Weighted average share price, share options granted (in USD per share)	4.64
Share (in USD per share)	$ 7.50
SOP 2020 | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (in percentage)		28.00%
Risk free interest rate (in percentage)		4.90%
Weighted average share price, share options granted (in USD per share)		$ 4.64
SOP 2020 | Vesting tranche one | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.04
Share (in USD per share)		8.50
SOP 2020 | Vesting tranche one | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.01
Share (in USD per share)		10.50
SOP 2020 | Vesting tranche one | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.00
Share (in USD per share)		12.50
SOP 2020 | Vesting tranche one | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.00
Share (in USD per share)		14.50
SOP 2020 | Vesting tranche one | Exercise price range five
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.21
Share (in USD per share)		6.42
SOP 2020 | Vesting tranche one | Exercise price range six
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.05
Share (in USD per share)		8.42
SOP 2020 | Vesting tranche one | Exercise price range seven
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.01
Share (in USD per share)		10.42
SOP 2020 | Vesting tranche one | Exercise price range eight
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.00
Share (in USD per share)		$ 12.42
SOP 2020 | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (in percentage)		28.00%
Risk free interest rate (in percentage)		4.90%
Weighted average share price, share options granted (in USD per share)		$ 4.64
SOP 2020 | Vesting tranche two | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.04
Share (in USD per share)		8.50
SOP 2020 | Vesting tranche two | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.01
Share (in USD per share)		10.50
SOP 2020 | Vesting tranche two | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.00
Share (in USD per share)		12.50
SOP 2020 | Vesting tranche two | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.00
Share (in USD per share)		14.50
SOP 2020 | Vesting tranche two | Exercise price range five
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.21
Share (in USD per share)		6.42
SOP 2020 | Vesting tranche two | Exercise price range six
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.05
Share (in USD per share)		8.42
SOP 2020 | Vesting tranche two | Exercise price range seven
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.01
Share (in USD per share)		10.42
SOP 2020 | Vesting tranche two | Exercise price range eight
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.00
Share (in USD per share)		$ 12.42
SOP 2020 | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (in percentage)		28.00%
Risk free interest rate (in percentage)		4.90%
Weighted average share price, share options granted (in USD per share)		$ 4.64
SOP 2020 | Vesting tranche three | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.04
Share (in USD per share)		8.50
SOP 2020 | Vesting tranche three | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.01
Share (in USD per share)		10.50
SOP 2020 | Vesting tranche three | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.00
Share (in USD per share)		12.50
SOP 2020 | Vesting tranche three | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.00
Share (in USD per share)		14.50
SOP 2020 | Vesting tranche three | Exercise price range five
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.21
Share (in USD per share)		6.42
SOP 2020 | Vesting tranche three | Exercise price range six
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.05
Share (in USD per share)		8.42
SOP 2020 | Vesting tranche three | Exercise price range seven
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.01
Share (in USD per share)		10.42
SOP 2020 | Vesting tranche three | Exercise price range eight
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.00
Share (in USD per share)		$ 12.42
SOP 2020 | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (in percentage)		29.00%
Risk free interest rate (in percentage)		4.80%
Weighted average share price, share options granted (in USD per share)		$ 4.64
SOP 2020 | Vesting tranche four | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.07
Share (in USD per share)		8.50
SOP 2020 | Vesting tranche four | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.02
Share (in USD per share)		10.50
SOP 2020 | Vesting tranche four | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.00
Share (in USD per share)		12.50
SOP 2020 | Vesting tranche four | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.00
Share (in USD per share)		14.50
SOP 2020 | Vesting tranche four | Exercise price range five
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.27
Share (in USD per share)		6.42
SOP 2020 | Vesting tranche four | Exercise price range six
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.07
Share (in USD per share)		8.42
SOP 2020 | Vesting tranche four | Exercise price range seven
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.02
Share (in USD per share)		10.42
SOP 2020 | Vesting tranche four | Exercise price range eight
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)		0.00
Share (in USD per share)		$ 12.42
SOP 2020 MOD | Vesting tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (in percentage)	32.00%
Risk free interest rate (in percentage)	4.50%
Weighted average share price, share options granted (in USD per share)	$ 4.64
SOP 2020 MOD | Vesting tranche one | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.63
Share (in USD per share)	6.00
SOP 2020 MOD | Vesting tranche one | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.33
Share (in USD per share)	7.50
SOP 2020 MOD | Vesting tranche one | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.18
Share (in USD per share)	9.00
SOP 2020 MOD | Vesting tranche one | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.10
Share (in USD per share)	$ 10.50
SOP 2020 MOD | Vesting tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (in percentage)	32.00%
Risk free interest rate (in percentage)	4.50%
Weighted average share price, share options granted (in USD per share)	$ 4.64
SOP 2020 MOD | Vesting tranche two | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.63
Share (in USD per share)	6.00
SOP 2020 MOD | Vesting tranche two | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.33
Share (in USD per share)	7.50
SOP 2020 MOD | Vesting tranche two | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.18
Share (in USD per share)	9.00
SOP 2020 MOD | Vesting tranche two | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.10
Share (in USD per share)	$ 10.50
SOP 2020 MOD | Vesting tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (in percentage)	32.00%
Risk free interest rate (in percentage)	4.50%
Weighted average share price, share options granted (in USD per share)	$ 4.64
SOP 2020 MOD | Vesting tranche three | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.63
Share (in USD per share)	6.00
SOP 2020 MOD | Vesting tranche three | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.33
Share (in USD per share)	7.50
SOP 2020 MOD | Vesting tranche three | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.18
Share (in USD per share)	9.00
SOP 2020 MOD | Vesting tranche three | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.10
Share (in USD per share)	$ 10.50
SOP 2020 MOD | Vesting tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility (in percentage)	31.00%
Risk free interest rate (in percentage)	4.40%
Weighted average share price, share options granted (in USD per share)	$ 4.64
SOP 2020 MOD | Vesting tranche four | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.77
Share (in USD per share)	6.00
SOP 2020 MOD | Vesting tranche four | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.45
Share (in USD per share)	7.50
SOP 2020 MOD | Vesting tranche four | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.27
Share (in USD per share)	9.00
SOP 2020 MOD | Vesting tranche four | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share)	0.16
Share (in USD per share)	$ 10.50